Provisions - Distribution by Segment of Restructuring Costs (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Restructuring costs	€ 1,538	€ 179
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	1,320	57
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	11	16
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	128	98
Other companies | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	€ 79	€ 8